DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Instruments Fair Value Through Profit or Loss (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	$ 15,855	$ 9,966
Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	1,702	2,228
Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	14,153	7,738
Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	717
Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	2,573
1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	818
1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	7,029
Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	167
Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	4,551
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	4,626	3,482
Foreign exchange contracts | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	1,416	1,768
Foreign exchange contracts | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	3,210	1,714
Foreign exchange contracts | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	651
Foreign exchange contracts | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	2,051
Foreign exchange contracts | 1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	765
Foreign exchange contracts | 1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	1,159
Foreign exchange contracts | Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	0
Foreign exchange contracts | Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	0
Interest rate swaps, cross currency interest rate swaps and other
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	10,996	6,324
Interest rate swaps, cross currency interest rate swaps and other | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	119	300
Interest rate swaps, cross currency interest rate swaps and other | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	10,943	6,024
Interest rate swaps, cross currency interest rate swaps and other | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	66
Interest rate swaps, cross currency interest rate swaps and other | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	522
Interest rate swaps, cross currency interest rate swaps and other | 1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	53
Interest rate swaps, cross currency interest rate swaps and other | 1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	5,870
Interest rate swaps, cross currency interest rate swaps and other | Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	0
Interest rate swaps, cross currency interest rate swaps and other | Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	4,551
Inflation linked swaps | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	167	$ 160
Inflation linked swaps | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	0
Inflation linked swaps | 1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	0
Inflation linked swaps | Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	167
Bank bill swap rate
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	$ 1,916